Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 10: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2014	2013

Net unrealized gain (loss) on securities available-for-sale	$1,078,004	$(2,101,461)

Tax effect	(366,521)	714,497

Net-of-tax amount	$711,483	$(1,386,964)